UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2006
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Swiftwater Capital Management, LP
           ---------------------------------
Address:   856 South Pleasantburg Drive
           ----------------------------
           Greenville, South Carolina 29607
           --------------------------------

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen A. DePiero
         ------------------
Title:   Chief Financial Officer
         -----------------------
Phone:   (864) 235-4711
         --------------

Signature, Place, and Date of Signing:


    /s/ STEPHEN A. DEPIERO           Greenville, SC             June 2, 2006
------------------------------   ------------------------   --------------------
          [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-
   -----------------            ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                         --------------------------
Form 13F Information Table Entry Total:
                                         ---------------------------
Form 13F Information Table Value Total:
                                         ---------------------------
                                                 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.       Form 13F File Number            Name

                NONE
     ------     ------------------------------------------------------

                           FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
            --------               --------       --------  --------       --------         --------   --------        --------
                                                             VALUE    SHRS OR   SH   PUT / INVESTMENT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
         --------------         --------------      -----   --------  -------   ---  ----  ----------  --------   ----  ------  ----
BROCADE COMMUNICATIONS SYS I     COM             111621108     5133     768389   SH         SOLE                 768389
CONTINENTAL AIRLS INC            CL B            210795308     6147     228524   SH         SOLE                 228524
CBS CORP NEW                     CL B            124857202     4556     190000   SH         SOLE                 190000
CV THERAPEUTICS INC              COM             126667104    12583     569881   SH         SOLE                 577881
CYTOKINETICS INC                 COM             23282W100     1295     177586   SH         SOLE                 177586
DOW CHEM CO                      COM             260543103     3938      97000   SH         SOLE                  97000
DISCOVERY LABORATORIES INC N     COM             254668106     1374     187411   SH         SOLE                 187411
ENDURANCE SPECIALTY HLDGS LT     SHS             G30397106     3596     110485   SH         SOLE                 110485
1 800 FLOWERS COM                CL A            68243Q106     1991     280479   SH         SOLE                 280479
GENITOPE CORP                    COM             37229P507      711      81750   SH         SOLE                  81750
LEAR CORP                        COM             521865105     1950     110000   SH         SOLE                 110000
LAWSON SOFTWARE INC              COM             520780107     5183     675746   SH         SOLE                 675746
MRV COMMUNICATIONS INC           COM             553477100     1812     442000   SH         SOLE                 442000
NEOPHARM INC                     COM             640919106     2006     240000   SH         SOLE                 210000
NOKIA CORP                      SPONSORED ADR    654902204    11503     555179   SH         SOLE                 555179
NPS PHARMACEUTICALS INC          COM             62936P103     1751     205000   SH         SOLE                 205000
OVERSTOCK COM INC DEL            COM             690370101     2237      75000   SH         SOLE                  75000
PFIZER INC                       COM             717081103     8161     327500   SH         SOLE                 327500
PINNACLE AIRL CORP               COM             723443107     3141     471585   SH         SOLE                 471585
SPRINT NEXTEL CORP               COM FON         852061100     9574     370500   SH         SOLE                 370500
SAKS INC                        COM              79377W108     8492     440000   SH         SOLE                 440000
SANOFI AVENTIS                  SPONSORED ADR    80105N105     7436     156704   SH         SOLE                 156704
ST PAUL TRAVELERS INC            COM             792860108     6721     160829   SH         SOLE                 160829
SKYWORKS SOLUTIONS INC           COM             83088M102     2625     387216   SH         SOLE                 307216
TYCO INTL LTD NEW                COM             902124106     6328     235400   SH         SOLE                 235400
VERIZON COMMUNICATIONS           COM             92343V104    12262     360000   SH         SOLE                 360000
WEBMETHODS INC                   COM             94768C108     8987    1067355   SH         SOLE                1067355
WAL MART STORES INC              COM             931142103     7322     155000   SH         SOLE                 155000
CITIGROUP INC                    COM             172967101    28338     600000   SH   CALL  SOLE                      0
CBS CORP NEW                     CL B            124857202     2638     110000   SH   CALL  SOLE                      0
JP MORGAN CHASE & CO             COM             46625H100    41956    1007600   SH   CALL  SOLE                      0
NOKIA CORP                      SPONSORED ADR    654902204    38862    1875600   SH   CALL  SOLE                      0
PFIZER INC                       COM             717081103    56087    2250700   SH   CALL  SOLE                      0
SPRINT NEXTEL CORP               COM FON         852061100    11158     431800   SH   CALL  SOLE                      0
VERIZON COMMUNICATIONS           COM             92343V104    47865    1405300   SH   CALL  SOLE                      0
WAL MART STORES INC              COM             931142103    43177     914000   SH   CALL  SOLE                      0
